SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
August 2021 Private Placement
Federal							$ 109,000	$ 63,000
State
Other							(5,000)
Hong Kong							34,000
Total current Federal and State							138,000	63,000
Federal							686,000	(60,000)
State							206,000	54,000
Total Deferred Federal and State							892,000	(6,000)
Total income tax provision					$ 1,502,000	$ (472,000)	$ 1,030,000	$ 57,000